Debt and Lease Arrangements	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Debt and Lease Arrangements

14 DEBT AND LEASE ARRANGEMENTS

DEBT

Debt	$ million
	Dec 31, 2018			Dec 31, 2017
	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total
Short-term debt	693	—	693	1,211	—	1,211
Long-term debt due within 1 year	8,419	1,022	9,441	9,500	1,084	10,584
Current debt	9,112	1,022	10,134	10,711	1,084	11,795
Non-current debt	53,686	13,004	66,690	59,430	14,440	73,870
Total	62,798	14,026	76,824	70,141	15,524	85,665

Net debt	$ million
	Current debt	Non-current debt	Derivative financial instruments [A]	Cash and cash equivalents (see Note 13)	Net debt [A]
At January 1, 2018	(11,795)	(73,870)	(591)	20,312	(65,944)
Cash flow	10,392	(2,418)	446	6,878	15,298
Finance lease additions	(51)	(652)			(703)
Other movements	(8,939)	9,270	(261)	—	70
Currency translation differences and foreign exchange gains/(losses)	259	980	(939)	(449)	(149)
At December 31, 2018	(10,134)	(66,690)	(1,345)	26,741	(51,428)
At January 1, 2017	(9,484)	(82,992)	(4,045)	19,130	(77,391)
Cash flow	11,457	(113)	485	535	12,364
Finance lease additions	(56)	(1,772)			(1,828)
Other movements	(13,232)	13,749	(272)	—	245
Currency translation differences and foreign exchange gains/(losses)	(480)	(2,742)	3,241	647	666
At December 31, 2017	(11,795)	(73,870)	(591)	20,312	(65,944)

[A] With effect from 2018, the net debt calculation includes the fair value of derivative financial instruments used to hedge foreign exchange and interest rate risks relating to debt and associated collateral balances. Derivative financial instruments at December 31, 2018, includes $72 million representing collateral on debt-related derivatives. Prior year comparatives have been revised to reflect the change in the net debt calculation.

Management’s financial strategy is to manage Shell’s assets and liabilities with the aim that, across the business cycle, “cash in” at least equals “cash out” while maintaining a strong balance sheet.

Gearing, defined as net debt (total debt less cash and cash equivalents) as a percentage of total capital (net debt plus total equity), is a key measure of Shell’s capital structure. Across the business cycle, management aims to manage gearing within a range of 0-30%. At December 31, 2018, gearing was 20.3% (2017: 25.0%, as revised).

Gearing	$ million, except where indicated
	Dec 31, 2018	Dec 31, 2017
Net debt	51,428	65,944	[A]
Total equity	202,534	197,812
Total capital	253,962	263,756	[A]
Gearing	20.3%	25.0%	[A]

[A] As revised, following the revision of the net debt calculation from 2018.

Management’s priorities for applying Shell’s cash are the servicing and reduction of debt commitments, payment of dividends, followed by a balance of capital investment and share buybacks. Management’s policy is to grow the dollar dividend through time, in line with its view of Shell’s underlying earnings and cash flow.

Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
CP programmes	20,000	20,000	20,000	19,659
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facility	8,840	8,500	8,840	8,500

Under the CP programmes, Shell can issue debt of up to $10 billion with maturities not exceeding 270 days and $10 billion with maturities not exceeding 397 days. The EMTN programme is updated each year, most recently in August 2018. No debt was issued under this programme in 2018 (2017: $nil issued). The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated every three years and was last updated in December 2017. During 2018, debt totalling $3 billion (2017: nil) was issued under the registration. The committed credit facility is available at pre-agreed margins and expires in 2020. The terms and availability are not conditional on Shell’s financial ratios or its financial credit ratings.

In addition, other subsidiaries have access to undrawn short-term bank facilities totalling $3,035 million at December 31, 2018 (2017: $3,409 million).

Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 19).

The following tables compare contractual cash flows for debt excluding finance lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2018	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Bonds	8,163	5,900	4,993	4,458	4,312	33,162	60,988	181	61,169
Bank and other borrowings	945	39	209	50	27	359	1,629	—	1,629
Total (excluding interest)	9,108	5,939	5,202	4,508	4,339	33,521	62,617	181	62,798
Interest	1,780	1,555	1,426	1,319	1,244	14,406	21,730

2017	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Commercial paper	341	—	—	—	—	—	341	5	346
Bonds	8,989	8,306	5,900	5,047	4,620	35,037	67,899	131	68,030
Bank and other borrowings	1,321	43	127	56	180	36	1,763	2	1,765
Total (excluding interest)	10,651	8,349	6,027	5,103	4,800	35,073	70,003	138	70,141
Interest	1,957	1,688	1,457	1,328	1,221	15,293	22,944

The fair value of debt excluding finance lease liabilities at December 31, 2018, was $64,708 million (2017: $74,650 million), mainly determined from the prices quoted for those securities.

LEASE ARRANGEMENTS

Finance lease liabilities mainly relate to contracts in Upstream and Integrated Gas for floating production, storage and offloading units, subsea equipment and power generation. Finance lease liabilities are secured on the leased assets. Operating lease contracts are, in Upstream and Integrated Gas, principally for drilling and ancillary equipment, service vessels, LNG vessels and land and buildings; in Downstream, principally for tankers, storage capacity and retail sites; and in Corporate, principally for land and buildings.

The future minimum lease payments for finance and operating leases and the present value of future minimum finance lease payments at December 31, by payment date are as follows:

2018	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A]
Less than 1 year	2,061	1,039	1,022	4,784
Between 1 and 5 years	7,508	3,391	4,117	11,575
5 years and later	13,370	4,483	8,887	7,860
Total	22,939	8,913	14,026	24,219

[A] Includes $5,348 million in respect of drilling and ancillary equipment.

2017	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A] [B]
Less than 1 year	2,274	1,190	1,084	4,909
Between 1 and 5 years	8,246	3,887	4,359	12,415
5 years and later	15,043	4,962	10,081	7,961
Total	25,563	10,039	15,524	25,285

[A] Includes $6,473 million in respect of drilling and ancillary equipment.

[B] Revised following a reassessment of contracts

Future minimum lease payments at December 31, 2018 are stated before deduction of amounts expected to be received under non-cancellable sub-leases of $273 million (2017: $336 million) in respect of finance leases and $507 million (2017: $300 million) in respect of operating leases.

Operating lease expense in 2018 was $4,354 million (2017: $4,822 million; 2016: $5,063 million).